Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2021
Financial Instruments and Risk Management [Abstract]
Financial Instruments and Risk Management

31.Financial Instruments and Risk Management

The Company uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

●	Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities;
●	Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and
●	Level 3: techniques which use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

The Company recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

There were no transfers between fair value levels during the year.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	Fair Value
	Level 1	Level 2	Level 3	Total
	$’000	$’000	$’000	$’000
Tradeable Alkuri Warrants	5,865	—	—	5,865
Non-tradeable Alkuri Warrants	—	4,035	—	4,035
AlbaCore Warrants	—	—	10,228	10,228
	5,865	4,035	10,228	20,128

The tradeable Alkuri Warrants were valued using the instrument’s publicly listed trading price as of the date of the Consolidated Statement of Financial Position, which is considered to be a Level 1 measurement due to the use of an observable market quote in an active market.

As the non-tradeable Alkuri Warrants have identical terms as the tradeable Alkuri Warrants, the non-tradeable Alkuri Warrants were valued using the tradeable Alkuri Warrants’ publicly listed trading price, which is considered to be a Level 2 fair value measurement due to the use of an observable market quote from a similar instrument in an active market.

The AlbaCore Warrants were valued using a Monte Carlo simulation, which is considered to be a Level 3 fair value measurement. The primary unobservable input utilized in determining the fair value of the AlbaCore Warrants is the expected volatility of our ordinary shares. The expected volatility of the Company’s ordinary shares was determined using peer group companies. Due to the nominal exercise price of the AlbaCore Warrants, changes in volatility would not result in a material change in the fair value of the warrants.

The key inputs into the Monte Carlo simulation model for the AlbaCore Warrants were as follows:

	As of	As of
	November 4, 2021	December 31, 2021
Underlying stock price (USD)	$9.66	$5.83
Exercise price (USD)	$0.00004	$0.00004
Volatility	66.7%	71.6%
Remaining term (years)	5.00	4.85
Risk-free rate	1.09%	1.23%

31.1Financial Risk Management

The Group’s activities are exposed to various financial risks: credit risk, liquidity risk and currency risk in cash flows. The Group’s global risk management program focuses on uncertainty in the financial markets and aims to minimize the potential adverse effects on the Group’s profits. The Group may use derivatives to mitigate certain risks.

The Group’s financial department controls the management of liquidity risk and currency risk in accordance with the Group’s policies. This department centrally identifies, evaluates and makes decisions whether to hedge financial risks to which the Group is exposed.

31.1Credit Risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Group’s receivables from customers and investments in debt securities. Our cash and cash equivalents, deposits, and loans with banks and financial institutions are potentially subject to concentration of credit risk.

Bank Balances

The Group seeks to limit its credit risk with respect to banks by only dealing with reputable banks. Additionally, the Group holds bank accounts in the countries in which subsidiaries operate from.

The maximum amount of the Group’s credit risk exposure is the carrying amounts of cash and cash equivalents, trades receivable and loans with banks and financial institutions. The Group attempts to mitigate such exposure to its cash by investing only in financial institutions with investment grade credit ratings or secured investments. The Group does not have significant exposure to credit risk at December 31, 2021 for any financial instruments.

Trade Receivables and Contract Assets

The Group has a diverse customer base geographically and by industry. The responsibility for customer credit risk management rests with management. The Group seeks to limit its credit risk with respect to customers by implementing due diligence procedures on all customers. Payment terms vary and are set in accordance with practices in the different geographies and end-markets served. Credit limits are typically established based on internal or external rating criteria, which take into account such factors as the financial condition of the customers, their credit history and the risk associated with their industry segment.

More than 50% of the Group’s customers are repeat customers, and none of these customers’ balances have been written off or are credit-impaired at the reporting date. In monitoring customer credit risk, customers are grouped according to their credit characteristics, including whether they are a business or end-user customer, their geographic location, industry, trading history with the Group and existence of previous financial difficulties.

The Group receives cash payment for large contracts up front in some instances, in addition to contracting with government funded entities which subsequently carries lower risks.

The Group applies the simplified approach under IFRS 9 and has calculated expected credit losses based on lifetime expected credit losses, taking into consideration historical credit loss experience and financial factors specific to the debtors and general economic conditions and concluded that no expected credit loss provision is required as of December 31, 2021 (2020: $0.0 million).

31.2Liquidity Risk

Liquidity risk relates to the Group’s ability to meet its cash flow requirements. The Group has a prudent policy to cover its liquidity risks which is focused on having sufficient cash and cash equivalents available.

31.3Currency Risk

Currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in foreign exchange rates.

The Group operates internationally, and it is exposed to fluctuations in exchange rates. The currency risk arises from future commercial transactions, recognized assets and liabilities and net investments abroad.

The Group’s policy to manage risk is to initially mitigate the risk using natural hedges (offsetting of receivables and payables) in addition to implementing investment procedures. Several of the Group’s companies operate in foreign countries and therefore, their net assets are exposed to the risk associated with translating foreign currencies.

The Group has applied the following significant exchange rates:

	Average Rate			Year-end spot rate
United States Dollar	2021	2020	2019	2021	2020	2019
GBP	0.7277	0.7760	0.7835	0.7409	0.7321	0.7618
CAD	1.2536	1.3433	1.3251	1.2725	1.2750	1.3033
RWF	1,003.4066	959.1820	914.2488	1,037.6458	988.0837	947.0750
SGD	1.3427	1.3789	1.3111	1.3496	1.3224	1.3456
INR	73.7902	74.0038	N/A	74.3047	73.2901	N/A

The net impact from the fluctuation of operational foreign exchange rates amounted to $(1.7) million (2020: $3.6 million, 2019: $(9.7) million).

Sensitivity Analysis

The Group only has significant exposure to movement of the sterling (“GBP”) against the United States dollar (“USD”). A reasonably possible strengthening/weakening of the GPB against the United States dollar (“USD”) at December 31, 2021, December 31, 2020, and December 31, 2019 would have affected the measurement of financial instruments denominated in a foreign currency. This analysis assumes that all other variables, in particular interest rates, remain constant and ignores any impact of forecast sales and purchases. The fluctuation seen primarily relates to the impacts of Brexit and COVID-19 over the last two years but is expected to stabilize moving forward.

	Profit or loss
	Strengthening	Weakening
	$’000	$’000
December 31, 2021
GBP (5.0% movement)	(373,578)	(371,938)
December 31, 2020
GBP (5.0% movement)	(184,067)	(184,416)
December 31, 2019
GBP (5.0% movement)	(156,489)	(150,290)

	Equity, net of tax
	Strengthening	Weakening
	$’000	$’000
December 31, 2021
GBP (5.0% movement)	(168,522)	(168,930)
December 31, 2020
GBP (5.0% movement)	(48,743)	(48,394)
December 31, 2019
GBP (5.0% movement)	(175,371)	(173,872)

31.5Interest Rate Risk

The interest rate risk is the risk that the fair value of future cash flows of financial instruments will fluctuate because of changes in market interest rates.

The Group does not have any borrowings at floating interest rates that would expose the Group to cash flow interest rate risk.

31.6Capital Management

The Group is currently loss-making and in the development and growth phase of its value-based care business model. Consequently there is an ongoing need for capital to fund the business and its continued growth. These capital requirements are currently met primarily from a mixture of equity capital raised from investors and debt capital borrowed from lenders. Capital management is focused on having sufficient financial resources to execute the Group’s business plan with additional capital being raised when required.